Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurement
Schedule of information about assets and liabilities that are measured at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
Description	As of Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment in preferred shares of Jupai	39,484,906	—	—	39,484,906

Description	As of Year Ended December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment in preferred shares of Jupai	—	—	—	—

Summary of quantitative inputs and assumptions used

Financial Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Rate
Investment in preferred shares of Jupai	$39,484,906	Discounted cash flow & option pricing method	Discount Rate	21.5%
			Discount for Lack of Marketability (“DLOM”)	9.0%
			Terminal growth rate	3.0%

Summary of changes in financial assets measured at fair value using Level 3 inputs

	Level 3 Financial Assets at Fair Value Year Ended 31,
	2014	2015
	$	$
Balance as of January 1,	—	39,484,906
Purchased	25,719,808	—
Changes in gains included in other comprehensive income	13,765,098	25,106,794
Reversed the recognized unrealized gains included in other comprehensive income		(38,871,892)
Transferred to long-term investment	—	(25,719,808)

Balance as of December 31	39,484,906	—

Unrealized gains	13,765,098	—